General Information (Details 4) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Statement [Line Items]
Total current assets		$ 789,281,758	$ 941,007,259
Total non-current assets		1,564,408,956	1,464,857,657
Total Assets		2,353,690,714	2,405,864,916
Total current liabilities		483,281,996	645,724,245
Total non-current liabilities		427,481,495	371,024,728
Total liabilities		910,763,491	1,016,748,973
Non-controlling interests		114,873,053	108,989,235
Goodwill		124,955,438	123,044,901		$ 94,617,474
Bargain purchase gain	[1]	3,043,107	$ 0	$ 0
Bebidas Bolivianas BOO S.A. [Member]
Statement [Line Items]
Total current assets		3,942,346
Total non-current assets		23,915,061
Total Assets		27,857,407
Total current liabilities		5,393,779
Total non-current liabilities		9,181,670
Total liabilities		14,575,449
Net identifiable assets acquired		13,281,958
Non-controlling interests		(6,508,159)
Goodwill		10,480,792
Investment Value		17,254,591
Finca La Celia S.A. and Bodega San Juan S.A.U. [Member]
Statement [Line Items]
Total current assets		4,470,464
Total non-current assets		8,783,049
Total Assets		13,253,513
Total current liabilities		370,326
Total non-current liabilities		1,200,124
Total liabilities		1,570,450
Net identifiable assets acquired		11,683,063
Investment Value		8,639,956
Cerveceria Szot S.p.A [Member]
Statement [Line Items]
Total current assets		131,599
Total non-current assets		451,672
Total Assets		583,271
Total current liabilities		158,551
Total non-current liabilities		90,067
Total liabilities		248,618
Net identifiable assets acquired		334,653
Non-controlling interests		(167,323)
Investment Value		167,330
Cervercera Guayacan Spa [Member]
Statement [Line Items]
Total current assets		507,149
Total non-current assets		1,355,220
Total Assets		1,862,369
Total current liabilities		238,265
Total non-current liabilities		306,828
Total liabilities		545,093
Net identifiable assets acquired		1,317,276
Non-controlling interests		(658,633)
Goodwill		456,007
Investment Value		$ 1,114,650

[1]	Corresponds to the higher value originated by the business combination explained in Note 1 - General information, letter D) number (9).